Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 171,733,320.00
Previously Paid Amount	0.00
Total Fee Amount	23,716.37
Total Offset Amount	0.00
Net Fee	$ 23,716.37
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A